UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2009
Check here if Amendment	[ ]; Amendment Number:
This Amendment:		[ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:			Cobble Hill Financial Services, Inc.
Address:		99 West Main Street, Suite 200
			Moorestown, NJ 08057
13F File Number:	028-13555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Althea L. A. Skeels
Title:		President
Phone:		856-231-7770
Signature,		Place,			and Date of Signing
Althea L. A. Skeels	Moorestown, NJ		January 20, 2010
Report Type:
[X] 13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Managers Included:  	0
Form 13F information Table Entry Total:	57
Form 13F Information Table Value Total:	$305,243 (in thousands)

List of Other Included Managers:		NONE

FORM 13F INFORMATION TABLE:
NAME OF	TITLE OF		VALUE	SH/PRN	SH/	PUT/	INVESTMENT	OTHER  	VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (x$1000)	AMT	PRN	CALL	DISCRETION	MGRS	SOLE	SHARED	NONE
ISH EMER MKT	ETF	464287234	64726	1534450	SH		SOLE		1534450
ISH LTN AM 40	ETF	464287390	39547	814000	SH		SOLE		814000
ISH EAFE	ETF	464287465	29899	533000	SH		SOLE		533000
ISH PAC JAP	ETF	464286665	24585	583000	SH		SOLE		583000
ISH COH&ST REAL	ETF	464287564	18863	360350	SH		SOLE		360350
ISH DJ WIL REAL	ETF	464287739	16757	365000	SH		SOLE		365000
SPDR DJ REIT	ETF	78464A607	15248	310541	SH		SOLE		310541
SPDR TR		ETF	78462F103	12370	109353	SH		SOLE		109353
ISH FTSE XINH	ETF	464287184	9311	216800	SH		SOLE		216800
ISH BRAZ	ETF	464286400	6906	91500	SH		SOLE		91500
ISH EURO PL	ETF	464287861	6124	155000	SH		SOLE		155000
PSH QQQ 	ETF	73935A104	5626	122000	SH		SOLE		122000
ISH R1000G	ETF	464287614	5314	105275	SH		SOLE		105275
ISH RMCP G	ETF	464287481	4669	101700	SH		SOLE		101700
SPDR OILGAS EXP	ETF	78464A730	3404	80000	SH		SOLE		80000
ISH EMU		ETF	464286608	3005	79000	SH		SOLE		79000
ISH RMCP	ETF	464287499	2855	34600	SH		SOLE		34600
ISH MEX INVST	ETF	464286822	2751	55250	SH		SOLE		55250
VNGD AWRLD XUS	ETF	922042775	2277	51500	SH		SOLE		51500
VNGD PACIF	ETF	922042866	2108	40500	SH		SOLE		40500
ISH TOPIX 150	ETF	464287382	2035	47000	SH		SOLE		47000
SPDR INTL RL	ETF	78463X863	1768	50000	SH		SOLE		50000
ISH BAS MATL	ETF	464287838	1665	27800	SH		SOLE		27800
ISH SAFR	ETF	464286780	1638	29000	SH		SOLE		29000
ISH R2000G	ETF	464287648	1361	20000	SH		SOLE		20000
ISH NA NAT RES	ETF	464287374	1342	39100	SH		SOLE		39100
ISH R2000V	ETF	464287630	1335	23000	SH		SOLE		23000
SPDR LATAM	ETF	78463X707	1281	16000	SH		SOLE		16000
ISH AUSTRAL	ETF	464286103	1177	51000	SH		SOLE		51000
ISH US ENERGY	ETF	464287796	981	29500	SH		SOLE		29500
ISH HONGKG	ETF	464286871	933	59000	SH		SOLE		59000
SPDR INT ENERG	ETF	81369Y506	915	16050	SH		SOLE		16050
ISH COMEX GLD	ETF	464285105	913	8500	SH		SOLE		8500
OIL SVC HOLDRS	ETF	678002106	892	7500	SH		SOLE		7500
GOOGLE INC	COM	38259P508	806	1300	SH		SOLE		1300
BARCLAYS 	COM	06739F101	733	16000	SH		SOLE		16000
PSH DB CMDTY	ETF	73935S105	714	29000	SH		SOLE		29000
SPDR INT TECH	ETF	81369Y803	711	31000	SH		SOLE		31000
ISH  CDA	ETF	464286509	658	25000	SH		SOLE		25000
SPDR KBW CAP	ETF	78464A771	625	17000	SH		SOLE		17000
ISH S&P500 G	ETF	464287309	589	10000	SH		SOLE		10000
ISH TRANSP AVE	ETF	464287192	565	7650	SH		SOLE		7650
SPDR ASIA PAC	ETF	78463X301	519	7000	SH		SOLE		7000
SPDR GOLD	ETF	78463V107	515	4800	SH		SOLE		4800
US OIL FUND	COM	91232N108	511	13000	SH		SOLE		13000
ISH R2000	ETF	464287655	500	8000	SH		SOLE		8000
VISA INC	COM	92826C839	499	5700	SH		SOLE		5700
APPLE INC	COM	037833100	400	1900	SH		SOLE		1900
APACHE CORP	COM	037411105	351	3400	SH		SOLE		3400
HEWLETT PCKRD	COM	428236103	312	6050	SH		SOLE		6050
SCHLUMBERGER 	COM	806857108	303	4650	SH		SOLE		4650
ISH NA TECH	ETF	464287549	249	4600	SH		SOLE		4600
ISH AEROSP	ETF	464288760	229	4500	SH		SOLE		4500
JPMORGAN CHASE 	COM	46625H100	229	5500	SH		SOLE		5500
GOLDMAN SACHS	COM	38141G104	228	1350	SH		SOLE		1350
IBM		COM	459200101	208	1590	SH		SOLE		1590
ISH INV CPBD	ETF	464287242	208	2000	SH		SOLE		2000

			305243